Loans payable (Detail Textuals 4) - FIFOMI loan $ in Thousands, $ in Thousands		12 Months Ended
	Feb. 02, 2015 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Feb. 02, 2015 MXN ($)	Jan. 31, 2015 MXN ($)
TIIE
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.00%					3.00%
Borrowing repayment term	4 years
Dia Bras
Disclosure of detailed information about borrowings [line items]
Loan agreement amount							$ 120,000
Amount of borrowing withdrawn	$ 7,995					$ 120,000
Financing cost	124
Net proceeds from loan agreement	$ 7,871
Interest payment		$ 248	$ 4,772	$ 366	$ 6,918
Principal payments		$ 1,560	$ 30,000	$ 1,588	$ 30,000